Cash Dividends (Details) - $ / shares				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 04, 2015	Mar. 02, 2015	Dec. 02, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash Dividends
Cash dividends declared, per share (in dollars per share)	$ 0.6875		$ 0.6875	$ 0.6875	$ 0.6250	$ 1.375	$ 1.2500	$ 2.625	$ 1.3	$ 0.28
Cash dividend paid, per share (in dollars per share)		$ 0.6875